                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-09945

                            Natixis Funds Trust IV
              (Exact name of registrant as specified in charter)

   399 Boylston Street, Boston, Massachusetts                 02116
    (Address of principal executive offices)               (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2007

Item 1. Report to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO]
NATIXIS
  FUNDS

SEMIANNUAL REPORT


                                                                  July 31, 2007


      AEW Real Estate Fund
          AEW Management and Advisors, L.P.
                                    [GRAPHIC]



TABLE OF CONTENTS

Management Discussion and Performance.................................... page 1

Portfolio of Investments..................................................page 8

Financial Statements.................................................... page 10

                             AEW REAL ESTATE FUND

PORTFOLIO PROFILE


Objective:
Seeks to provide investors with above-average income and long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in real estate investment trusts (REITs) and/or real estate-related companies

--------------------------------------------------------------------------------
Inception Date:
August 31, 2000

--------------------------------------------------------------------------------
Manager:
Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRFAX
                                 Class B NRFBX
                                 Class C NRCFX
                                 Class Y NRFYX

--------------------------------------------------------------------------------
What You Should Know:
The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion
--------------------------------------------------------------------------------


AFTER SEVEN YEARS OF STRONG RETURNS, REITs LAGGED STOCKS AND BONDS
U.S. real estate securities declined sharply during the six months ended
July 31, 2007 and underperformed the broader stock market. Real estate investment trusts (REITs), as measured by the fund's benchmark, the MSCI US REIT Index, returned -20.77% for the six months ended July 31, 2007. REITs significantly lagged two major stock market indexes and two bond indexes for the first half of the fund's 2007/2008 fiscal year. The Dow Jones Industrial Average and S&P 500 Index returned 5.80% and 2.10%, respectively, while the Lehman Aggregate Bond Index (a broad-based index of U.S. government and corporate bonds) returned 1.86% and the Lehman U.S. Treasury Index (composed of Treasury bonds with a remaining maturity of one year or more) returned 2.85%.

FUND LAGGED ITS BENCHMARK AND PEER GROUP
For the six months ended July 31, 2007, AEW Real Estate Fund returned -21.75% based on the net asset value of Class A shares and $0.18 in dividends and $0.29 in capital gains distributions reinvested during the period. The fund also underperformed the -16.76% average return for Morningstar's Specialty Real Estate category.

We believe the downturn in REIT prices was influenced by several factors. Chief among them were problems in the subprime lending market, rising long-term interest rates and widening credit spreads. We also believe that part of the decline in REIT share prices was due to profit taking after the sector's spectacular seven-year run.

In terms of sector allocation, the fund was overweight in storage company REITs, which underperformed the overall REIT market during the period. The fund's relatively small position in the diversified sector also hurt because this sector performed well. These negatives were partially offset by the fund's underweight position in healthcare REITs, which lagged the overall market.

TOP PERFORMERS WERE ACQUISITION CANDIDATES
Top contributors to performance during the first half of 2007 included two hotel chains - Hilton Hotels Corp. and Starwood Hotels & Resorts Worldwide, Inc. Starwood's strong performance was largely attributable to speculation in early April that the company might be bought. Shares of Hilton Hotels and real estate finance company Spirit Finance Corp. rose in value after the companies announced they were being acquired at a significant premium to their respective share prices.

Among the greatest detractors to performance were storage company Public Storage, mall REIT Simon Property Group, Inc., and office REIT Boston Properties Inc. Public Storage was negatively impacted by an unsuccessful spin-off of its European operations, and a slowdown in same-store sales compared to a year ago. Boston Properties and Simon Property Group have been strong performers in recent years, so some weakening during the first half of 2007 was not surprising. We still believe all three companies represent solid value.

PORTFOLIO CHANGES WERE MARGINAL
In addition to the Spirit Finance shares that were acquired, the portfolio's position in Equity Office Properties was purchased by The Blackstone Group. We added two industrial REITs: DCT Industrial Trust Inc. and AMB Property Corp., both of which we thought were attractively valued. We also purchased additional shares of Equity Residential in the apartment sector and Extra Space Storage Inc. in the storage sector.

OUTLOOK
We expect continued volatility in the REIT market for the balance of 2007. Rising interest rates, concerns about the health of the consumer and the overall economy, and concerns about potential future increases in commercial real estate lending spreads are all likely to influence the market. Any increase in commercial lending rates could dampen the merger and acquisition activity that has been supporting share prices in this market recently. While all factors are important, we believe the market may pay more attention to the quality of companies' balance sheets and earnings as we continue into a challenging financing environment.

                             AEW REAL ESTATE FUND

Investment Results through July 31, 2007
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.
Growth of a $10,000 Investment in Class A Shares/4/


            December 29, 2000 (inception) through July 31, 2007

                             [CHART]

                 Net Asset        Maximum Sales
                  Value/1/          Charge/2/       MSCI US REIT Index
                  --------          ---------       ---------------------
12/29/2000        $10,000           $ 9,425               $10,000
12/31/2000         10,000             9,425                10,000
 1/31/2001          9,915             9,345                10,043
 2/28/2001          9,802             9,238                 9,870
 3/31/2001          9,859             9,292                 9,952
 4/30/2001         10,068             9,489                10,182
 5/31/2001         10,248             9,659                10,410
 6/30/2001         10,848            10,224                11,039
 7/31/2001         10,723            10,106                10,800
 8/31/2001         11,173            10,531                11,200
 9/30/2001         10,835            10,212                10,752
10/31/2001         10,458             9,856                10,392
11/30/2001         10,999            10,367                10,998
12/31/2001         11,298            10,649                11,283
 1/31/2002         11,219            10,574                11,257
 2/28/2002         11,456            10,797                11,480
 3/31/2002         12,148            11,450                12,220
 4/30/2002         12,248            11,543                12,298
 5/31/2002         12,466            11,749                12,454
 6/30/2002         12,757            12,024                12,811
 7/31/2002         12,084            11,389                12,093
 8/31/2002         12,093            11,398                12,113
 9/30/2002         11,644            10,974                11,673
10/31/2002         11,046            10,411                11,087
11/30/2002         11,522            10,860                11,598
12/31/2002         11,687            11,015                11,694
 1/31/2003         11,367            10,713                11,372
 2/28/2003         11,594            10,928                11,576
 3/31/2003         11,810            11,131                11,819
 4/30/2003         12,269            11,564                12,318
 5/31/2003         12,958            12,213                13,014
 6/30/2003         13,265            12,502                13,311
 7/31/2003         13,992            13,187                14,019
 8/31/2003         14,097            13,286                14,104
 9/30/2003         14,581            13,743                14,604
10/31/2003         14,793            13,942                14,850
11/30/2003         15,419            14,532                15,504
12/31/2003         15,900            14,985                15,991
 1/31/2004         16,488            15,540                16,692
 2/29/2004         16,838            15,869                16,971
 3/31/2004         17,834            16,809                17,918
 4/30/2004         15,261            14,383                15,263
 5/31/2004         16,378            15,436                16,358
 6/30/2004         16,897            15,925                16,822
 7/31/2004         17,019            16,040                16,910
 8/31/2004         18,334            17,280                18,269
 9/30/2004         18,316            17,263                18,233
10/31/2004         19,327            18,216                19,230
11/30/2004         20,204            19,043                20,046
12/31/2004         21,308            20,082                21,026
 1/31/2005         19,415            18,299                19,217
 2/28/2005         20,050            18,897                19,789
 3/31/2005         19,796            18,657                19,462
 4/30/2005         20,839            19,641                20,619
 5/31/2005         21,593            20,352                21,292
 6/30/2005         22,738            21,430                22,361
 7/31/2005         24,379            22,978                23,964
 8/31/2005         23,536            22,183                23,042
 9/30/2005         23,621            22,262                23,174
10/31/2005         23,070            21,744                22,622
11/30/2005         24,265            22,870                23,602
12/31/2005         24,377            22,975                23,577
 1/31/2006         26,164            24,659                25,388
 2/28/2006         26,732            25,194                25,866
 3/31/2006         28,167            26,547                27,151
 4/28/2006         27,094            25,536                26,142
 5/31/2006         26,425            24,905                25,387
 6/30/2006         27,844            26,243                26,755
 7/31/2006         28,619            26,963                27,714
 8/31/2006         29,629            27,926                28,767
 9/30/2006         30,246            28,506                29,330
10/31/2006         32,075            30,231                31,165
11/30/2006         33,686            31,749                32,641
12/31/2006         33,096            31,193                32,046
 1/31/2007         35,946            33,879                34,839
 2/28/2007         35,022            33,008                33,980
 3/31/2007         34,013            32,057                33,152
 4/30/2007         33,932            31,981                33,144
 5/31/2007         33,782            31,840                33,099
 6/30/2007         30,522            28,767                29,979
 7/31/2007         28,126            26,509                27,601


Average Annual Total Returns -- July 31, 2007/4/

                                  6 MONTHS 1 YEAR 5 YEARS   SINCE INCEPTION
CLASS A (Inception 12/29/00)
Net Asset Value/1/                 -21.75% -1.73%  18.40%        17.00%
With Maximum Sales Charge/2/       -26.26  -7.39   17.02         15.94

CLASS B (Inception 12/29/00)
Net Asset Value/1/                 -22.00  -2.42   17.52         16.13
With CDSC/3/                       -25.84  -7.01   17.30         16.13

CLASS C (Inception 12/29/00)
Net Asset Value/1/                 -22.00  -2.45   17.52         16.15
With CDSC/3/                       -22.77  -3.36   17.52         16.15

CLASS Y (Inception 8/31/00)
Net Asset Value/1/                 -21.56  -1.35   18.74         17.85
-------------------------------------------------------------------------------------------

                                                          SINCE CLASS A, B, C SINCE CLASS Y
                                                               INCEPTION        INCEPTION
COMPARATIVE PERFORMANCE DATA      6 MONTHS 1 YEAR 5 YEARS    (12/29/00)/5/    (8/31/00)/5/
MSCI US REIT Index                 -20.77% -0.41%  17.95%        16.67%           16.95%
Morningstar Specialty Real Estate
  Fund Avg.                        -16.76   2.81   18.21         16.49            16.76

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                    % of Net Assets as of
FUND COMPOSITION                    7/31/07    1/31/07
---------------------------------------------------------
Common Stocks                        99.6       96.8
---------------------------------------------------------
Short-Term Investments and Other      0.4        3.2
---------------------------------------------------------

                                    % of Net Assets as of
TEN LARGEST HOLDINGS                7/31/07    1/31/07
---------------------------------------------------------
Simon Property Group, Inc.            8.4        8.3
---------------------------------------------------------
Boston Properties, Inc.               5.9        5.8
---------------------------------------------------------
Equity Residential                    5.1        4.8
---------------------------------------------------------
Vornado Realty Trust                  4.6        3.5
---------------------------------------------------------
Archstone-Smith Trust                 4.2        3.6
---------------------------------------------------------
Host Hotels & Resorts, Inc.           4.1        3.5
---------------------------------------------------------
Public Storage, Inc.                  3.8        4.5
---------------------------------------------------------
Developers Diversified Realty Corp.   3.6        3.8
---------------------------------------------------------
Avalonbay Communities, Inc.           3.6        3.8
---------------------------------------------------------
Prologis                              3.3        3.9
---------------------------------------------------------

                                    % of Net Assets as of
FIVE LARGEST INDUSTRIES             7/31/07    1/31/07
---------------------------------------------------------
REITs--Apartments                    18.2       17.5
---------------------------------------------------------
REITs--Office                        16.1       18.2
---------------------------------------------------------
REITs--Regional Malls                15.3       14.9
---------------------------------------------------------
REITs--Industrial                    12.1       11.6
---------------------------------------------------------
REITs--Shopping Centers              11.6       11.3
---------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio Net Expense Ratio
-------------------------------------------------
     A             1.48               1.48
-------------------------------------------------
     B             2.22               2.22
-------------------------------------------------
     C             2.23               2.23
-------------------------------------------------
     Y             1.09               1.09
-------------------------------------------------

NOTES TO CHARTS
See page 3 for a description of the indexes.
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers, without which performance would have been lower.
/5/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager's views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

INDEX/AVERAGE DESCRIPTIONS
MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.

Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund's website at www.funds.natixis.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the fund's website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2007 through July 31, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                          BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
AEW REAL ESTATE FUND                             2/1/2007              7/31/2007           2/1/2007 - 7/31/2007
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00               $782.50                   $6.32
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before  expenses)        $1,000.00             $1,017.70                   $7.15
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00               $780.00                   $9.67
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,013.93                  $10.94
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00               $780.00                   $9.62
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,013.98                  $10.89
-------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00               $784.40                   $4.73
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,019.49                   $5.36
-------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.43%, 2.19%, 2.18% and 1.07% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory agreement (the "Agreement") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund's investment adviser believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund's performance benchmark,
(ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to those of a peer group of funds and information about the Fund's expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Fund's adviser (the "Adviser"), and
(v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser's financial results and financial condition, (ii) the Fund's investment objective and strategies and the size, education and experience of the Adviser's investment staff and their use of technology, external research and trading cost measurement tools,
(iii) arrangements in respect of the distribution of the Fund's shares,
(iv) the procedures employed to determine the value of the Fund's assets,
(v) the allocation of the Fund's brokerage, if any, including allocations to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund's investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund's peer group, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its peer group. The portfolio management team for the Fund makes periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund's portfolio.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June, 2007. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the following:

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Adviser to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT


Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group of funds and the Fund's performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis. The Board concluded that the Fund's performance or other relevant factors supported the renewal of the Agreement.

The Trustees also considered the Adviser's performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund's advisory fees and total expense level to those of its peer groups and information about the advisory fees charged by the Adviser to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees considered that over the past several years, management had made recommendations regarding the institution of advisory fee waivers and expense caps. They considered the amounts waived or reimbursed by the Adviser under the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser's and its affiliates' relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or an expense cap with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusion regarding the Agreement, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fees or other means, such as expense waivers. The Trustees noted that the Fund had breakpoints in its advisory fees and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether the Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

.. so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions. The Trustees also considered the fact that Natixis Advisors' parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory agreement should be continued through June 30, 2008.

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of July 31, 2007 (Unaudited)

   Shares    Description                                       Value (+)
---------------------------------------------------------------------------
Common Stocks -- 99.6% of Net Assets
             REAL ESTATE INVESTMENT TRUSTS -- 99.6%
             REITs -- Apartments -- 18.2%
      43,800 Apartment Investment & Management Co., Class A $     1,850,550
     128,000 Archstone-Smith Trust                                7,348,480
      57,300 AvalonBay Communities, Inc.                          6,186,681
      84,200 Camden Property Trust(b)                             4,627,632
     222,900 Equity Residential                                   8,873,649
      15,000 Home Properties, Inc.                                  694,500
      89,000 UDR, Inc.(b)                                         2,055,010
                                                            ---------------
                                                                 31,636,502
                                                            ---------------
             REITs -- Diversified -- 5.4%
      68,600 BioMed Realty Trust, Inc.                            1,498,224
      74,500 Vornado Realty Trust                                 7,973,735
                                                            ---------------
                                                                  9,471,959
                                                            ---------------
             REITs -- Healthcare -- 3.7%
      31,700 Health Care Property Investors, Inc.                   863,508
      55,400 Healthcare Realty Trust, Inc.(b)                     1,286,388
     124,200 Nationwide Health Properties, Inc.                   2,959,686
     108,900 Omega Healthcare Investors, Inc.(b)                  1,408,077
                                                            ---------------
                                                                  6,517,659
                                                            ---------------
             REITs -- Hotels -- 10.6%
     117,500 Ashford Hospitality Trust(b)                         1,200,850
     129,000 Hilton Hotels Corp.(b)                               5,703,090
      22,900 Hospitality Properties Trust                           878,444
     335,000 Host Hotels & Resorts, Inc.                          7,075,200
      56,000 Starwood Hotels & Resorts Worldwide, Inc.            3,525,760
                                                            ---------------
                                                                 18,383,344
                                                            ---------------
             REITs -- Industrial -- 12.1%
      80,500 AMB Property Corp.                                   4,289,040
     290,900 DCT Industrial Trust, Inc.(b)                        2,850,820
      61,500 First Potomac Realty Trust(b)                        1,204,785
     142,300 Liberty Property Trust                               5,337,673
     101,200 ProLogis                                             5,758,280
      31,800 PS Business Parks, Inc.                              1,624,980
                                                            ---------------
                                                                 21,065,578
                                                            ---------------
             REITs -- Office -- 16.1%
     108,000 Boston Properties, Inc.                             10,204,920
     136,200 Brandywine Realty Trust(b)                           3,285,144
     185,000 Brookfield Properties Corp.                          4,181,000
      50,000 Corporate Office Properties Trust(b)                 1,884,500
      28,200 Digital Realty Trust, Inc.(b)                          934,830
      81,600 Highwoods Properties, Inc.(b)                        2,654,448
     203,900 HRPT Properties Trust(b)                             1,906,465
      45,400 Kilroy Realty Corp.(b)                               2,925,122
                                                            ---------------
                                                                 27,976,429
                                                            ---------------
             REITs -- Regional Malls -- 15.3%
      72,400 General Growth Properties, Inc.(b)                   3,473,752
      73,400 Macerich Co. (The)                                   5,369,210
     168,500 Simon Property Group, Inc.                          14,580,305
      66,000 Taubman Centers, Inc.                                3,173,940
                                                            ---------------
                                                                 26,597,207
                                                            ---------------

   Shares     Description                                                         Value (+)
-----------------------------------------------------------------------------------------------
              REITs -- Shopping Centers -- 11.6%
       75,000 Cedar Shopping Centers, Inc.(b)                                  $       942,750
      131,000 Developers Diversified Realty Corp.(b)                                 6,288,000
       64,500 Federal Realty Investment Trust                                        4,846,530
       68,000 Kimco Realty Corp.(b)                                                  2,538,440
       24,400 Kite Realty Group Trust(b)                                               389,424
       80,500 Regency Centers Corp.                                                  5,222,035
                                                                               ---------------
                                                                                    20,227,179
                                                                               ---------------
              REITs -- Storage -- 5.0%
      151,000 Extra Space Storage, Inc.(b)                                           2,120,040
       94,800 Public Storage                                                         6,644,532
                                                                               ---------------
                                                                                     8,764,572
                                                                               ---------------
              REITs -- Triple Net Lease -- 1.6%
       46,400 iStar Financial, Inc.(b)                                               1,685,712
       47,500 Realty Income Corp.                                                    1,114,825
                                                                               ---------------
                                                                                     2,800,537
                                                                               ---------------
              Total Common Stocks (Identified Cost $148,875,253)                   173,440,966
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 17.1%
   29,301,499 State Street Securities Lending Quality Trust(c)                      29,301,499
$     508,682 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 7/31/2007 at 4.25% to be repurchased at
              $508,742 on 8/1/2007, collateralized by $520,000 U.S.
              Treasury Note, 4.500% due 11/30/2011 valued at $521,300,
              including accrued interest                                               508,682
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $29,810,181)            29,810,181
                                                                               ---------------
              Total Investments -- 116.7%
              (Identified Cost $178,685,434)(a)                                    203,251,147
              Other Assets Less Liabilities -- (16.7)%                             (29,161,739)
                                                                               ---------------
              Net Assets -- 100%                                               $   174,089,408
                                                                               ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
              At July 31, 2007, the net unrealized appreciation on investments based on a cost of $178,685,434 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                  $    30,407,082
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (5,841,369)
                                                                               ---------------
              Net unrealized appreciation                                      $    24,565,713
                                                                               ===============
          (b) All or a portion of this security was on loan to brokers at
              July 31, 2007.
          (c) Represents investment of securities lending collateral.
        REITs Real Estate Investment Trusts

                See accompanying notes to financial statements.

Investments as of July 31, 2007 (Unaudited)


Holdings at July 31, 2007 as a Percentage of Net Assets (unaudited)

                             Apartments       18.2%
                             Office           16.1
                             Regional Malls   15.3
                             Industrial       12.1
                             Shopping Centers 11.6
                             Hotels           10.6
                             Diversified       5.4
                             Storage           5.0
                             Healthcare        3.7
                             Triple Net Lease  1.6

                See accompanying notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (Unaudited)

ASSETS
 Investments at cost                                          $         178,685,434
 Net unrealized appreciation                                             24,565,713
                                                              ---------------------
   Investments at value (a)                                             203,251,147
 Receivable for Fund shares sold                                            400,425
 Receivable for securities sold                                             739,245
 Dividends and interest receivable                                          116,120
 Securities lending income receivable                                         1,782
                                                              ---------------------
   TOTAL ASSETS                                                         204,508,719
                                                              ---------------------
LIABILITIES
 Collateral on securities loaned, at value (Note 2)                      29,301,499
 Payable for securities purchased                                           329,340
 Payable for Fund shares redeemed                                           515,623
 Management fees payable (Note 4)                                           131,085
 Deferred Trustees' fees (Note 4)                                            53,735
 Administrative fees payable (Note 4)                                         6,357
 Other accounts payable and accrued expenses                                 81,672
                                                              ---------------------
   TOTAL LIABILITIES                                                     30,419,311
                                                              ---------------------
NET ASSETS                                                    $         174,089,408
                                                              =====================
NET ASSETS CONSIST OF:
 Paid-in capital                                              $         143,701,546
 Undistributed (overdistributed) net investment income                     (468,400)
 Accumulated net realized gain on investments                             6,290,549
 Net unrealized appreciation on investments                              24,565,713
                                                              ---------------------
NET ASSETS                                                    $         174,089,408
                                                              =====================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
 Class A shares:
   Net assets                                                 $          95,301,325
                                                              =====================
   Shares of beneficial interest                                          4,689,544
                                                              =====================
   Net asset value and redemption price per share             $               20.32
                                                              =====================
   Offering price per share (100/[100-maximum sales charge]
    of net asset value) (Note 1)                              $               21.56
                                                              =====================
 Class B shares: (redemption price per share is equal to
   net asset value less any applicable contingent deferred
   sales charge) (Note 1)
   Net assets                                                 $          14,291,851
                                                              =====================
   Shares of beneficial interest                                            704,317
                                                              =====================
   Net asset value and offering price per share               $               20.29
                                                              =====================
 Class C shares: (redemption price per share is equal to
   net asset value less any applicable contingent deferred
   sales charge) (Note 1)
   Net assets                                                 $          22,714,712
                                                              =====================
   Shares of beneficial interest                                          1,117,591
                                                              =====================
   Net asset value and offering price per share               $               20.32
                                                              =====================
 Class Y shares:
   Net assets                                                 $          41,781,520
                                                              =====================
   Shares of beneficial interest                                          2,111,895
                                                              =====================
   Net asset value, offering and redemption price per share   $               19.78
                                                              =====================
   (a) Including securities on loan with market values of:    $          28,307,181
                                                              =====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2007 (Unaudited)

 INVESTMENT INCOME
   Dividends                                             $           2,564,112
   Interest                                                             94,793
   Securities lending income (Note 2)                                   11,077
   Less net foreign taxes withheld                                      (7,827)
                                                         ---------------------
                                                                     2,662,155
                                                         ---------------------
   Expenses
    Management fees (Note 4)                                           839,038
    Service fees - Class A (Note 4)                                    143,036
    Service and distribution fees - Class B (Note 4)                    93,329
    Service and distribution fees - Class C (Note 4)                   141,164
    Trustees' fees and expenses (Note 4)                                 9,730
    Administrative fees (Note 4)                                        58,571
    Custodian fees and expenses                                         15,667
    Transfer agent fees and expenses - Class A                          96,377
    Transfer agent fees and expenses - Class B                          15,931
    Transfer agent fees and expenses - Class C                          23,828
    Transfer agent fees and expenses - Class Y                          16,279
    Audit fees                                                          22,363
    Legal fees                                                           4,038
    Shareholder reporting expenses                                      46,153
    Registration fees                                                   51,562
    Miscellaneous expenses                                              11,013
                                                         ---------------------
   Total expenses                                                    1,588,079
                                                         ---------------------
    Net investment income                                            1,074,076
                                                         ---------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain on:
    Investments - net                                                6,757,645
    Capital gain distributions received (Note 2)                       803,396
   Change in unrealized appreciation (depreciation) on:
    Investments - net                                              (58,088,735)
                                                         ---------------------
   Net realized and unrealized loss on investments                 (50,527,694)
                                                         ---------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS    $         (49,453,618)
                                                         =====================

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                          Six Months Ended
                                                                           July 31, 2007            Year Ended
                                                                            (Unaudited)          January 31, 2007
                                                                       ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                                                $           1,074,076  $           1,076,406
  Net realized gain on investments                                                 7,561,041              9,783,805
  Net change in unrealized appreciation (depreciation) on investments            (58,088,735)            41,947,909
                                                                       ---------------------  ---------------------
  Net increase (decrease) in net assets resulting from operations                (49,453,618)            52,808,120
                                                                       ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                          (862,993)              (714,440)
   Class B                                                                           (81,092)               (28,747)
   Class C                                                                          (125,425)               (31,015)
   Class Y                                                                          (438,826)              (307,686)
  Short-term capital gain
   Class A                                                                              (472)              (233,151)
   Class B                                                                               (76)               (47,026)
   Class C                                                                              (117)               (54,717)
   Class Y                                                                              (210)               (74,091)
  Long-term capital gain
   Class A                                                                        (1,391,942)            (5,884,104)
   Class B                                                                          (222,879)            (1,129,516)
   Class C                                                                          (345,731)            (1,439,242)
   Class Y                                                                          (617,698)            (2,046,049)
                                                                       ---------------------  ---------------------
  Total distributions                                                             (4,087,461)           (11,989,784)
                                                                       ---------------------  ---------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)                8,539,984             53,697,727
                                                                       ---------------------  ---------------------
  Net increase (decrease) in net assets                                          (45,001,095)            94,516,063
                                                                       ---------------------  ---------------------
NET ASSETS
  Beginning of the period                                                        219,090,503            124,574,440
                                                                       ---------------------  ---------------------
  End of the period                                                    $         174,089,408  $         219,090,503
                                                                       =====================  =====================
OVERDISTRIBUTED NET INVESTMENT INCOME                                  $            (468,400) $             (34,140)
                                                                       =====================  =====================

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS


                           Income (loss) from investment operations:            Less distributions:
                           ----------------------------------------  -----------------------------------------

                Net asset                Net realized                  Dividends    Distributions
                 value,       Net       and unrealized  Total from        from        from net
                beginning  investment   gain (loss) on  investment   net investment   realized        Total
                of period  income (b)    investments    operations       income     capital gains distributions
                ---------- ----------   --------------  ----------   -------------- ------------- -------------
   Class A
  7/31/2007(g)  $    26.49 $     0.13     $    (5.83)   $    (5.70)    $    (0.18)   $    (0.29)   $    (0.47)
  1/31/2007          20.78       0.19           7.24          7.43          (0.19)        (1.53)        (1.72)
  1/31/2006          16.83       0.21           5.45          5.66          (0.22)        (1.49)        (1.71)
  1/31/2005          15.13       0.34           2.35          2.69          (0.35)        (0.64)        (0.99)
  1/31/2004          11.00       0.36           4.49          4.85          (0.48)        (0.24)        (0.72)
  1/31/2003          11.37       0.40          (0.22)         0.18          (0.39)        (0.16)        (0.55)
   Class B
  7/31/2007(g)       26.45       0.04          (5.80)        (5.76)         (0.11)        (0.29)        (0.40)
  1/31/2007          20.77       0.01           7.24          7.25          (0.04)        (1.53)        (1.57)
  1/31/2006          16.82       0.07           5.44          5.51          (0.07)        (1.49)        (1.56)
  1/31/2005          15.10       0.22           2.38          2.60          (0.24)        (0.64)        (0.88)
  1/31/2004          11.00       0.26           4.46          4.72          (0.38)        (0.24)        (0.62)
  1/31/2003          11.39       0.32          (0.24)         0.08          (0.31)        (0.16)        (0.47)
   Class C
  7/31/2007(g)       26.49       0.04          (5.81)        (5.77)         (0.11)        (0.29)        (0.40)
  1/31/2007          20.80       0.02           7.24          7.26          (0.04)        (1.53)        (1.57)
  1/31/2006          16.84       0.07           5.45          5.52          (0.07)        (1.49)        (1.56)
  1/31/2005          15.15       0.22           2.35          2.57          (0.24)        (0.64)        (0.88)
  1/31/2004          11.01       0.26           4.50          4.76          (0.38)        (0.24)        (0.62)
  1/31/2003          11.40       0.32          (0.24)         0.08          (0.31)        (0.16)        (0.47)
   Class Y
  7/31/2007(g)       25.78       0.17          (5.67)        (5.50)         (0.21)        (0.29)        (0.50)
  1/31/2007          20.25       0.27           7.05          7.32          (0.26)        (1.53)        (1.79)
  1/31/2006          16.45       0.25           5.32          5.57          (0.28)        (1.49)        (1.77)
  1/31/2005          14.83       0.38           2.28          2.66          (0.40)        (0.64)        (1.04)
  1/31/2004          10.80       0.40           4.40          4.80          (0.53)        (0.24)        (0.77)
  1/31/2003          11.21       0.42          (0.22)         0.20          (0.45)        (0.16)        (0.61)



(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this waiver, if applicable, expenses would have been higher.

                See accompanying notes to financial statements.

                                      Ratios to average net assets:
                                  --------------------------------------

                      Net assets,
Net asset    Total      end of       Gross        Net                    Portfolio
value, end   return     period      expenses    expenses  Net investment turnover
of period  (%) (a)(c)   (000's)    (%) (e)(h)  (%) (d)(h) income (%)(h)  rate (%)
---------- ---------- ----------- ----------   ---------- -------------- ---------
$    20.32     (21.8) $   95,301       1.43          N/A         1.11            7
     26.49      37.4     120,151       1.48(f)       N/A         0.82           15
     20.78      34.8      73,166       1.55         1.50         1.11           15
     16.83      17.8      58,965       1.71         1.50         2.11           20
     15.13      45.0      39,846       2.00         1.50         2.73           18
     11.00       1.3      13,307       2.43         1.50         3.47           35
     20.29     (22.0)     14,292       2.19          N/A         0.34            7
     26.45      36.3      21,166       2.22(f)       N/A         0.06           15
     20.77      33.7      16,293       2.30         2.25         0.36           15
     16.82      17.1      14,131       2.46         2.25         1.36           20
     15.10      43.7      12,129       2.75         2.25         1.98           18
     11.00       0.5       8,401       3.18         2.25         2.72           35
     20.32     (22.0)     22,715       2.18          N/A         0.35            7
     26.49      36.3      29,694       2.23(f)       N/A         0.08           15
     20.80      33.7      16,101       2.30         2.25         0.36           15
     16.84      16.9      14,388       2.46         2.25         1.36           20
     15.15      43.9      11,410       2.75         2.25         1.98           18
     11.01       0.5       3,288       3.18         2.25         2.72           35
     19.78     (21.6)     41,782       1.07          N/A         1.47            7
     25.78      37.8      48,080       1.09(f)       N/A         1.21           15
     20.25      35.1      19,015       1.28         1.25         1.35           15
     16.45      17.9       9,964       1.37         1.25         2.38           20
     14.83      45.5       7,210       1.55         1.25         2.98           18
     10.80       1.5       1,521       1.77         1.25         3.72           35



(e)Represents total expenses prior to management fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(f)Includes expense waiver recapture of 0.04%, 0.04%, 0.04% and 0.01% for Class A, Class B, Class C and Class Y, respectively.
(g)For the six months ended July 31, 2007 (unaudited).
(h)Computed on an annualized basis for periods less than one year.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

July 31, 2007 (Unaudited)

1. Organization. AEW Real Estate Fund (the "Fund") is the sole series of Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV) (the "Trust"), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital.

The Fund offers Class A, Class B, Class C and Class Y shares. On June 1, 2007, the Board of Trustees of the Natixis Funds (formerly IXIS Advisor Funds) approved the termination of offering of Class B shares. Effective July 30, 2007, no new accounts may be opened in Class B shares. No additional investments into Class B shares may be made after October 12, 2007. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are excepted from the minimum investment amount as outlined in the Fund's Prospectus. Prior to March 16, 2007, the minimum initial investment for Class Y shares was $1,000,000.

Expenses of the Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund's investments in real estate investment trusts ("REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund's tax positions taken on federal and state tax returns that remain subject to examinations (tax years ended January 31, 2004-2007) and has concluded that no provision for income tax is required. Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. The Fund may be subject to foreign taxes on income.

July 31, 2007 (Unaudited)


d. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2007, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2007 of ordinary income, capital gains and return of capital based on dividends received from REITs. For the six months ended July 31, 2007, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

Tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended
January 31, 2007 was as follows:

                                                 2007
                      -                       -----------
                      Distributions from:
                      Ordinary income         $ 1,490,873
                      Long-term capital gains  10,498,911
                                              -----------
                                              $11,989,784
                                              -----------

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

e. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

f. Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international equity or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at July 31, 2007 were $28,307,181 and $29,301,499, respectively.

g. Indemnifications. Under the Fund's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h. New Accounting Pronouncement. In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

3. Purchases and Sales of Securities. For the six months ended July 31, 2007, purchases and sales of securities (excluding short-term investments) were $27,473,538 and $14,271,959, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L.P. ("AEW") serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of the Fund's average daily net assets in excess

July 31, 2007 (Unaudited)

of $500 million, calculated daily and payable monthly. AEW has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund in order to limit the Fund's total operating expenses. This undertaking is in effect until April 30, 2008 and will be reevaluated on an annual basis. For six months ended July 31, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

                        Expense Limit as a Percentage of Average Daily Net Assets
                        ---------------------------------------------------------
                        Class A        Class B        Class C       Class Y
                        -------        -------        -------       -------
                         1.50%          2.25%          2.25%         1.25%

For the six months ended July 31, 2007, management fees for the Fund were $839,038 (0.80% of average daily net assets).

AEW is permitted to recover, on a Class by Class basis, expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the Fund's expenses fall below the expense limits, provided, however, that the Fund is not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

AEW is an affiliate of AEW Capital Management, L.P., a wholly-owned subsidiary of Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France.

b. Administrative Expense. Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly IXIS Asset Management Advisors, L.P.), a wholly-owned subsidiary of Natixis US, performs certain administrative services for the Fund and has subcontracted with State Street Bank to serve as sub-administrator. Pursuant to an agreement among the Trust, Natixis Funds Trust I (formerly IXIS Advisor Funds Trust I), Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II), Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III), Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust ) ("Natixis Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and Natixis Advisors (the "Administrative Services Agreement"), the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and 0.0450% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Prior to July 1, 2007, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million.

New funds are subject to a prorated annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisers in their first calendar year of operations.

For the six months ended July 31, 2007, the Fund paid $58,571 to Natixis Advisors for administrative services.

c. Service and Distribution Fees. The Trust has entered into a distribution agreement with Natixis Distributors, L.P. ("Natixis Distributors") (formerly IXIS Asset Management Distributors, L.P.), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2007, the Fund paid Natixis Distributors $143,036 in service fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2007, the Fund paid Natixis Distributors $23,332 and $35,291 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares. For the six months ended July 31, 2007, the Fund paid Natixis Distributors $69,997 and $105,873 in distribution fees under the Class B and Class C Plans, respectively.

July 31, 2007 (Unaudited)


d. Commissions. The Fund has been informed that commissions (including CDSC) on Fund shares paid to Natixis Distributors by investors in shares of the Fund during the six months ended July 31, 2007 amounted to $140,882.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the Funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other Funds of the Natixis Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

5. Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended July 31, 2007, the Fund had no borrowings under the agreement.

6. Brokerage Commission Recapture. The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2007, $1,966 was rebated under these agreements.

7. Concentration of Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

July 31, 2007 (Unaudited)


8. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                           Six Months Ended
                                                                            July 31, 2007
                                                                 -----------------------------------
                                                                      Shares               Amount
                                                                 ----------------    -----------------
Class A
   Issued from the sale of shares                                       1,043,252    $      25,818,592
   Issued in connection with the reinvestment of distributions             88,873            2,083,269
                                                                 ----------------    -----------------
                                                                        1,132,125           27,901,861
   Redeemed                                                              (977,723)         (23,536,928)
                                                                 ----------------    -----------------
   Net increase                                                           154,402    $       4,364,933
                                                                 ----------------    -----------------
Class B
   Issued from the sale of shares                                          55,448    $       1,385,212
   Issued in connection with the reinvestment of distributions             11,420              266,587
                                                                 ----------------    -----------------
                                                                           66,868            1,651,799
   Redeemed                                                              (162,704)          (3,900,621)
                                                                 ----------------    -----------------
   Net increase (decrease)                                                (95,836)   $      (2,248,822)
                                                                 ----------------    -----------------
Class C
   Issued from the sale of shares                                         232,389    $       5,812,278
   Issued in connection with the reinvestment of distributions             11,876              277,643
                                                                 ----------------    -----------------
                                                                          244,265            6,089,921
   Redeemed                                                              (247,430)          (5,872,615)
                                                                 ----------------    -----------------
   Net increase (decrease)                                                 (3,165)   $         217,306
                                                                 ----------------    -----------------
Class Y
   Issued from the sale of shares                                         530,501    $      12,846,471
   Issued in connection with the reinvestment of distributions             32,624              743,653
                                                                 ----------------    -----------------
                                                                          563,125           13,590,124
   Redeemed                                                              (316,278)          (7,383,557)
                                                                 ----------------    -----------------
   Net increase                                                           246,847    $       6,206,567
                                                                 ----------------    -----------------
   Increase from capital share transactions                               302,248    $       8,539,984
                                                                 ================    =================

                                                                              Year Ended
                                                                           January 31, 2007
                                                                 -----------------------------------
                                                                      Shares             Amount
                                                                 ----------------  -----------------
Class A
   Issued from the sale of shares                                       2,116,449  $      48,744,325
   Issued in connection with the reinvestment of distributions            273,430          6,243,605
                                                                 ----------------  -----------------
                                                                        2,389,879         54,987,930
   Redeemed                                                            (1,375,942)       (30,953,749)
                                                                 ----------------  -----------------
   Net increase                                                         1,013,937  $      24,034,181
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         179,970  $       4,121,349
   Issued in connection with the reinvestment of distributions             45,265          1,030,949
                                                                 ----------------  -----------------
                                                                          225,235          5,152,298
   Redeemed                                                              (209,603)        (4,752,449)
                                                                 ----------------  -----------------
   Net increase (decrease)                                                 15,632  $         399,849
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         482,387  $      11,212,977
   Issued in connection with the reinvestment of distributions             38,354            882,464
                                                                 ----------------  -----------------
                                                                          520,741         12,095,441
   Redeemed                                                              (174,095)        (3,996,083)
                                                                 ----------------  -----------------
   Net increase (decrease)                                                346,646  $       8,099,358
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                       1,069,164  $      24,432,807
   Issued in connection with the reinvestment of distributions             71,767          1,599,117
                                                                 ----------------  -----------------
                                                                        1,140,931         26,031,924
   Redeemed                                                              (215,032)        (4,867,585)
                                                                 ----------------  -----------------
   Net increase                                                           925,899  $      21,164,339
                                                                 ----------------  -----------------
   Increase from capital share transactions                             2,302,114  $      53,697,727
                                                                 ================  =================

9. Subsequent Events. Effective August 1, 2007, the name of the administrator to the Fund changed from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors L.P. and the name of the Fund's distributor changed from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P.

Effective August 6, 2007, IXIS Advisor Funds Trust IV was renamed Natixis Funds Trust IV.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

(a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as exhibits (a)(2)(1) and
        (a)(2)(2), respectively.

(a) (3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Natixis Funds Trust IV

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  September 25, 2007


                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  September 25, 2007